Share Repurchase Programs (Details) ¥ in Thousands, shares in Millions, $ in Billions				1 Months Ended	12 Months Ended
	Nov. 20, 2025	Jan. 09, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Aug. 31, 2021 USD ($)
Share Repurchase Programs
Value of shares repurchased | ¥					¥ 669,270		¥ 8,742,223	¥ 4,791,014
American Depositary Shares | 2021 share repurchase program
Share Repurchase Programs
Authorized amount				$ 2.0					$ 3.0
Share repurchase program period, maximum				24 months
Shares repurchased (in shares) | shares		33.6
Value of shares repurchased		$ 3.0
American Depositary Shares | 2022 share repurchase program
Share Repurchase Programs
Authorized amount			$ 5.0
Share repurchase program period, maximum	36 months		36 months
Shares repurchased (in shares) | shares					22.1	22.1
Value of shares repurchased						$ 2.0